Consolidated statement of changes in stockholders equity (USD $)	Total	Number	Amount	Additional paid in capital [Member]	Subscription Receivable [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling interest [Member]
Balance at Sep. 30, 2008	$ 4,707,085		$ 3,500,000		$ (690,552)	$ 148,514	$ 1,277,062	$ 472,061
Balance at Sep. 30, 2008		10,937,500
Contribution of cash by stockholders	690,552				690,552
Net income	2,731,298						2,731,298
Appropriations to statutory reserves						273,807	(273,807)
Foreign currency translation adjustment	(6,026)							(6,026)
Balance at Sep. 30, 2009	8,122,909		3,500,000			422,321	3,743,553	466,035
Balance at Sep. 30, 2009		10,937,500
Sale of common stock shares		206,250
Sale of 206,250 shares of common stock at $4.80 per share	990,000		66,000	924,000
Disposal of 13% interest in a subsidiary in exchange for patents pending (note 1)	650,000								650,000
Net income	8,157,980						8,186,107		(28,127)
Appropriations to statutory reserves	0					867,154	(867,154)
Foreign currency translation adjustment	424,403							422,497	1,906
Balance at Sep. 30, 2010	18,345,292		3,566,000	924,000		1,289,475	11,053,506	888,532	623,779
Balance at Sep. 30, 2010		11,143,750
Issuance of shares for cash, net of offering cost of $2.5 Million		2,500,000
Issuance of shares for cash, net of offering cost of $2.5 Million	7,541,752		800,000	6,741,752
Net income	1,431,185						1,633,445		(202,260)
Appropriations to statutory reserves	0					268,604	(268,604)
Foreign currency translation adjustment	1,189,858							1,164,905	24,953
Balance at Sep. 30, 2011	$ 28,508,087		$ 4,366,000	$ 7,665,752		$ 1,558,079	$ 12,418,347	$ 2,053,437	$ 446,472
Balance at Sep. 30, 2011		13,643,750